Background and Basis of Presentation	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Background and Basis of Presentation

1.  Background and Basis of Presentation

On 15 October 2012, the Company was transformed from an Irish Societas Europaea (“SE”) to an Irish public limited company (“plc”) and now operates under the name of James Hardie Industries plc.

Nature of Operations

James Hardie Industries plc (formerly James Hardie Industries SE) manufactures and sells fibre cement building products for interior and exterior building construction applications, primarily in the United States, Australia, New Zealand, the Philippines and Europe.

Basis of Presentation

The consolidated financial statements represent the financial position, results of operations and cash flows of James Hardie Industries plc and its wholly-owned subsidiaries and a special purpose entity, collectively referred to as either the “Company” or “James Hardie” and “JHI plc”, together with its subsidiaries as of the time relevant to the applicable reference, the “James Hardie Group,” unless the context indicates otherwise.